DERIVATIVE INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2018
Derivative instruments [Line Items]
Detailed information about derivative assets and derivative liabilities [text block]
	As at December 31	As at December 31
(in millions of U.S. dollars)	2018	2017
DERIVATIVE ASSETS
Copper price option contracts (1)	0.7	-
Total derivative assets	0.7	-
DERIVATIVE LIABILITIES
Unsettled provisionally priced concentrate derivatives, and swap contracts (2)	0.7	1.9
Copper price option contracts (1)	-	4.1
Gold price option contracts (1)	4.8	-
Total derivative liabilities	5.5	6.0
1.
As at December 31, 2018, copper price option contracts are included within prepaids and other in the statement of financial position and gold price option contracts are included within trade and other payables in the statement of financial position. As at December 31, 2017, copper price option contracts are included within trade and other payables in the statement of financial position.

2.	Unsettled provisionally priced concentrate derivatives are included within trade and other receivables in the statement of financial position.

Detailed information about the realised and unrealised gainlosses on provisionally priced sales [text block]
The following tables summarize the realized and unrealized gains (losses) on provisionally priced sales:

	Year ended December 31, 2018
(in millions of U.S. dollars)	Gold	Copper	Total
(LOSS) GAIN ON THE PROVISIONAL PRICING OF CONCENTRATE SALES
Realized	(1.2)	(7.7)	(8.9)
Unrealized	1.1	(2.7)	(1.6)
Total loss	(0.1)	(10.4)	(10.5)

	Year ended December 31, 2017
(in millions of U.S. dollars)	Gold	Copper	Total
GAIN ON THE PROVISIONAL PRICING OF CONCENTRATE SALES
Realized	1.9	10.0	11.9
Unrealized	0.1	4.1	4.2
Total gain	2.0	14.1	16.1

Detailed information about the realised and unrealised gainlosses on gold and copper swap contracts [text block]
The following tables summarize the realized and unrealized gains (losses) on gold and copper swap contracts:

	Year ended December 31, 2018
(in millions of U.S. dollars)	Gold	Copper	Total
GAIN (LOSS) ON SWAP CONTRACTS
Realized	1.3	11.3	12.6
Unrealized	(0.8)	1.7	0.9
Total gain	0.5	13.0	13.5

	Year ended December 31, 2017
(in millions of U.S. dollars)	Gold	Copper	Total
GAIN (LOSS) ON SWAP CONTRACTS
Realized	(2.0)	(16.8)	(18.8)
Unrealized	(0.3)	(5.8)	(6.1)
Total gain (loss)	(2.3)	(22.6)	(24.9)

Copper [Member]
Derivative instruments [Line Items]
Detailed information about the remaining contracts of metal option [Text Block]
	Quantity outstanding	Remaining term	Exercise price ($/lb)	Fair value - asset (liability) (1)
COPPER PRICE OPTION CONTRACTS OUTSTANDING
Copper call contracts - sold	21,600 tonnes	January – December 2019	3.00	(2.3)
Copper put contracts - purchased	21,600 tonnes	January – December 2019	2.50	3.0
1.
The Company presents the fair value of its put and call options on a net basis on the consolidated statements of financial position. The Company has a legally enforceable right to set off the amounts under its option contracts and intends to settle on a net basis.

Gold [Member]
Derivative instruments [Line Items]
Detailed information about the remaining contracts of metal option [Text Block]
	Quantity outstanding	Remaining term	Exercise price ($/lb)	Fair value - asset (liability) (1)
GOLD PRICE OPTION CONTRACTS OUTSTANDING
Gold call contracts - sold	192,000 oz	January – December 2019	1,300	(8.0)
Gold put contracts - purchased	192,000 oz	January – December 2019	1,230	3.2
1.
The Company presents the fair value of its put and call options on a net basis on the consolidated statements of financial position. The Company has a legally enforceable right to set off the amounts under its option contracts and intends to settle on a net basis.